Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Statement of comprehensive income [abstract]
Net income		$ 1,869	$ 1,440	$ 1,625
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		1,051	(301)	(1,417)
Net gains (losses) on hedges of investments in foreign operations		(616)	172	798
Other comprehensive income, net of tax, exchange differences on translation		435	(129)	(619)
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		(169)	(33)	56
Net (gains) losses reclassified to net income		(14)	(15)	(26)
Other comprehensive income, net of tax, debt securities		(183)	(48)	30
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		7	(187)	124
Net (gains) losses reclassified to net income		(72)	32	(148)
Other comprehensive income, net of tax, cash flow hedges		(65)	(155)	(24)
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		106	254	199
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		39	17	(35)
Net gains (losses) on equity securities designated at FVOCI		19	30	24
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		164	301	188
Total OCI	[1]	351	(31)	(425)
Comprehensive income		2,220	1,409	1,200
Comprehensive income (loss) attributable to non-controlling interests		5	4	4
Preferred shareholders and other equity instrument holders		41	47	30
Common shareholders		2,174	1,358	1,166
Comprehensive income attributable to equity shareholders		2,215	1,405	1,196
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		(35)	11	11
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		40	(10)	(15)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		5	1	(4)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		34	5	(25)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		5	5	9
Income tax (expense) benefit relating to debt securities of other comprehensive income		39	10	(16)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(4)	66	(45)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		26	(11)	53
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		22	55	8
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(38)	(74)	(71)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		(14)	(6)	13
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(8)	(10)	(8)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(60)	(90)	(66)
Income tax (expense) benefit relating to components of other comprehensive income		$ 6	$ (24)	$ (78)

[1]	Includes $27 million of losses for the quarter ended January 31, 2022 (October 31, 2021: $9 million of losses; January 31, 2021: $6 million of losses), relating to our investments in equity-accounted associates and joint ventures.